COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS - Movements in Allowance For Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Balance at the beginning of year	$ 6,981	$ 9,929	$ 8,660
Additions (reversals)	(651)	(2,149)	1,038
Deconsolidation of a subsidiary		(465)
Translation adjustment	(180)	(334)	231
Balance at the end of the year	$ 6,150	$ 6,981	$ 9,929